Right of use assets (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Right of use assets
Payments Of Approximately	$ 22,500	$ 28,675
Payments Of Approximately	$ 270,000	$ 344,099
Borrowing Rate	11.20%
Additional Lease Obligations	$ 481,797
Additional Assets	615,737
Purchase Price	$ 1,210,000